Stock-Based Compensation - Summary of Stock Option Activity for Company's Stock Option Plans (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Payment Arrangement [Abstract]
Outstanding, Beginning Balance, Number of Shares | shares	416
Options granted, Number of Shares | shares	172
Options forfeited or expired, Number of Shares | shares	(72)
Outstanding, Ending Balance, Number of Shares | shares	516
Vested and expected to vest as of December 31, 2019, Number of Shares | shares	516
Exercisable as of December 31, 2019, Number of Shares | shares	315
Outstanding, Beginning Balance, Weighted Average Exercise Price Per Share | $ / shares	$ 36.6
Options granted, Weighted Average Exercise Price Per Share | $ / shares	10.0
Options forfeited or expired, Weighted Average Exercise Price Per Share | $ / shares	32.7
Outstanding, Ending Balance, Weighted Average Exercise Price Per Share | $ / shares	27.3
Vested and expected to vest as of December 31, 2019, Weighted Average Exercise Price Per Share | $ / shares	27.3
Exercisable as of December 31, 2019, Weighted Average Exercise Price Per Share | $ / shares	$ 35.6
Outstanding, Weighted Average Remaining Contractual Term (Years)	8 years 2 months 8 days
Vested and expected to vest as of December 31, 2019, Weighted Average Remaining Contractual Term (Years)	8 years 2 months 8 days
Exercisable as of December 31, 2019, Weighted Average Remaining Contractual Term (Years)	7 years 8 months 23 days